Expense Example - Institutional Class Shares	May 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 203
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	1,408
Expense Example, with Redemption, 10 Years	$ 3,070